UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D/A

Amendment No. 1 to
ASSET-BACKED ISSUER DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
January 26, 2008 to February 25, 2008

Commission File Number of issuing entity: 333-131374-51

BEAR STEARNS ASSET BACKED SECURITIES I TRUST 2007-HE3
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-131374

BEAR STEARNS ASSET BACKED SECURITIES I LLC
(Exact name of depositor as specified in its charter)

EMC MORTGAGE CORPORATION
(Exact name of sponsor as specified in its charter)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3758305
37-1544173
35-2298586
36-4609337
32-0204557
61-1530481
(I.R.S. Employer Identification No.)

c/o LaSalle Bank National Association 135 South LaSalle Street Chicago, Illinois	60603
(Address of principal executive offices of the issuing entity)	(Zip Code)

312-904-7323
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Classes I-A-1, I-A-2, I-A-3, I-A-4, II-A, III-A, M-1, M-2, M-3, M-4, M-5, M-6, M-7, M-8, and M-9.	☐	☐	☒	________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes ☒   No ☐

SEC 2503 (03-05) Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
The monthly distribution reports for September 2007 through January 2008 were revised.  The adjustment of funds associated with these revisions were made in February 2008.
The following is a summary of these changes.

September 2007
The pro-rata ratio has changed between Classes I-A-1, II-A, and III-A.  The Aggregate Principal Payment paid out did not change, but the Principal Amount between I-A-1, II-A, and III-A has recaliberated to the new pro-rata ratio:  Class I-A-1 Principal Payment has changed from $5,302,799.12 to $5,303,988.42 Class II-A Principal Payment has changed from $1,811,859.12 to $1,809,679.93 Class III-A Principal Payment has changed from $1,765,702.95 to $1,766,692.84.

October 2007
The pro-rata ratio has changed between Classes I-A-1, II-A, and III-A.  The Aggregate Principal Payment paid out did not change, but the Principal Amount between I-A-1, II-A, and III-A has recaliberated to the new pro-rata ratio:  Class I-A-1 Principal Payment has changed from $1,857,115.80 to $1,855,447.96 Class II-A Principal Payment has changed from $2,188,516.71 to $2,189,440.17 Class III-A Principal Payment has changed from $857,896.52 to $858,640.90.

November 2007
The pro-rata ratio has changed between Classes I-A-1, II-A, and III-A.  The Aggregate Principal Payment paid out did not change, but the Principal Amount between I-A-1, II-A, and III-A has recaliberated to the new pro-rata ratio:  Class I-A-1 Principal Payment has changed from $6,044,230.41 to $6,043,006.74 Class II-A Principal Payment has changed from $1,175,755.67 to $1,176,493.17 Class III-A Principal Payment has changed from $777,555.58 to $778,041.75.

December 2007
The pro-rata ratio has changed between Classes I-A-1, II-A, and III-A.  The Aggregate Principal Payment paid out did not change, but the Principal Amount between I-A-1, II-A, and III-A has recaliberated to the new pro-rata ratio:  Class I-A-1 Principal Payment has changed from $8,622,339.26 to $8,618,049.47 Class II-A Principal Payment has changed from $2,128,327.79 to $2,131,108.11 Class III-A Principal Payment has changed from $1,158,894.81 to $1,160,404.28.

January 2008
The pro-rata ratio has changed between Classes I-A-1, II-A, and III-A.  The Aggregate Principal Payment paid out did not change, but the Principal Amount between I-A-1, II-A, and III-A has recaliberated to the new pro-rata ratio:  Class I-A-1 Principal Payment has changed from $4,464,142.44 to $4,456,759.73 Class II-A Principal Payment has changed from $2,099,276.55to $2,102,293.76 Class III-A Principal Payment has changed from $1,060,596.07 to $1,064,961.57.

PART II - OTHER INFORMATION
Item 2. Legal Proceedings.
None.

Item 3. Sales of Securities and Use of Proceeds.
None.

Item 4. Defaults Upon Senior Securities.
Contained within Item 1, if any.

Item 5. Submission of Matters to a Vote of Security Holders.
None.

Item 6. Significant Obligors of Pool Assets.
None.

Item 7. Significant Enhancement Provider Information.
No update.

Item 8. Other Information.
None.

Item 9. Exhibits.
None.

SIGNATURES*
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Bear Stearns Asset Backed Securities I Trust 2007-HE3
Date:	March 17, 2008	By: EMC Mortgage Corporation, as Master Servicer
/s/ Mark Novachek
Name: Mark Novachek
Title: SVP Financial Operations